Note 6 - Concentration of Credit Risk (Details Textual) - Customer Concentration Risk [Member] Pure in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer Benchmark [Member]
Number of Major Customers	0	0	0
Accounts Receivable [Member]
Number of Major Customers	0	0